CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance		1,445		778
Ordinary shares, par value	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	242,604,223	242,604,223	241,151,755	241,151,755
Ordinary shares, shares outstanding	242,604,223	242,604,223	241,151,755	241,151,755